DISCONTINUED OPERATIONS (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (3,275,788)	$ (1,472,711)	$ (10,401,590)	$ (21,749,920)
Depreciation expense	0	2,454	2,455	583,897
Accounts receivable	(19,267)	(83,872)	(21,945)	96,127
Accounts payable			166,188
Net cash flows from operating activities of discontinued operations	0	(35,433)	4,034	35,177
Cash and cash equivalents - beginning of period	17,454	59,630	59,630	518,066
Discontinued operations for IST
Assets of IST			633,095	616,263
Net loss	(77,579)		(557)
Liabilities of IST				$ 717,414
Depreciation expense	91		91
Accounts receivable	(21,142)		(23,362)
Prepaid expenses and other	(6,339)		(27,519)
Accounts payable	69,536		55,381
Net cash flows from operating activities of discontinued operations	(35,433)		4,034
Net change in cash of discontinued operations	(35,433)		(28,671)
Cash and cash equivalents - beginning of period	28,671	$ 28,671	$ 28,671
Ending cash balance	$ (6,762)